Income Tax - Current and deferred portion of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥) company	Dec. 31, 2022 USD ($) company	Dec. 31, 2022 HKD ($) company	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income tax
Number of Companies' subsidiaries | company	10	10	10
Taxable profit threshold	¥ 9,039,275	$ 1,310,571		¥ 6,589,377	¥ 5,837,106
Current and deferred portion of income tax expenses
Current tax expenses	1,388,714			1,197,542	961,802
Deferred tax expenses (benefits)	244,616	35,466		(192,091)	(271,969)
Total	¥ 1,633,330	$ 236,811		¥ 1,005,451	¥ 689,833
Catalog of Encouraged Industries in Western Region
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%
Shenzhen Dayu International Logistics Co., Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%
HNTEs
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%
WFOE - Key Software Enterprise
Income tax
Preferential tax rate (as a percent)					10.00%
Preferential tax rates decreased income taxes				¥ 200,683
Preferential tax rate					10.00%
WFOE - Key Software Enterprise | Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%
Hong Kong
Income tax
Statutory tax rate in the foreign	16.50%	16.50%	16.50%
Taxable profit threshold | $			$ 2
Hong Kong | Maximum
Income tax
Statutory tax rate in the foreign	8.25%	8.25%	8.25%
PRC
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%